Consolidated and Combined Statements of Cash Flows (USD $) In Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities:
Net income	$ 145,317	$ 95,782	$ 529,009	$ 384,874	$ 115,948
Loss (income) from discontinued operations	(765)	2,533	(12,775)	(24,415)	229,625
Depreciation and intangible assets amortization	21,561	23,053	91,351	40,608	29,004
Amortization of network distribution costs	10,193	7,107	34,002	37,830	33,391
Losses on repurchases of debt			0	0	26,380
Program amortization	90,301	89,908	400,835	328,688	279,767
Equity in earnings of affiliates	(9,658)	(6,176)	(30,126)	(18,626)	(15,498)
Program payments	(115,384)	(86,965)	(393,539)	(284,409)	(280,893)
Capitalized network distribution incentives	(3,237)	(1,850)	(45,881)	(7,455)	(6,853)
Dividends received from equity investments	5,845	5,523	29,194	21,702	9,774
Deferred income taxes	(3,944)	(5,740)	(14,098)	(12,297)	34,505
Stock and deferred compensation plans	8,741	6,074	23,556	20,198	16,018
Changes in certain working capital accounts (excluding the effects of acquisitions):
Accounts receivable	37,807	(7,347)	(96,974)	(13,556)	(13,257)
Other assets	(2,626)	169	393	(3,449)	(2,275)
Accounts payable	361	21,706	(16,449)	2,867	(2,120)
Accrued employee compensation and benefits	(22,196)	(18,101)	9,231	7,685	10,141
Accrued income taxes	57,792	23,553	(70,870)	13,710	10,617
Other liabilities	(13,724)	(8,128)	8,493	13,884	6,218
Other, net	6,166	9,242	3,227	820	18,576
Net cash provided by continuing operating activities	212,550	150,343	448,579	508,659	499,068
Net cash provided by (used in) discontinued operating activities	13,313	8,709	38,917	13,680	51,040
Net operating activities	225,863	159,052	487,496	522,339	550,108
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(11,189)	(11,159)	(54,785)	(69,329)	(57,554)
Decrease (increase) in short-term investments			0	3,084	(4,167)
Purchase of subsidiary companies and noncontrolling interests		(14,400)	(14,400)	(877,500)	(9,034)
Purchase of long-term investments			(1,225)	(3,255)	(2,501)
Other, net	20	(1,225)	1,409	(1,690)	1,326
Net cash used in continuing investing activities	(11,169)	(26,784)	(69,001)	(948,690)	(71,930)
Net cash provided by (used in) discontinued investing activities	(4,241)	(5,150)	(22,176)	(11,427)	(19,896)
Net investing activities	(15,410)	(31,934)	(91,177)	(960,117)	(91,826)
Cash Flows from Financing Activities:
Proceeds from long-term debt			0	884,239	80,000
Payments on long-term debt (including dividend to E. W. Scripps in 2008)			0	(80,000)	(506,303)
Premium payment on repurchases of debt			0	0	(22,517)
Dividends paid	(12,633)	(12,378)	(50,080)	(49,507)	(24,554)
Dividends paid to noncontrolling interest	(15,227)	(55,642)	(111,703)	(88,936)	(82,657)
Noncontrolling interest capital contribution	52,804
Change in parent company investment, net			0	0	93,958
Proceeds from employee stock options	10,745	8,817	65,230	27,735	5,873
Deferred loan costs			0	(6,981)	(820)
Other, net	(2,083)	(1,956)	(4,729)	(2,353)	185
Net cash provided by (used in) continuing financing activities	33,606	(61,159)	(101,282)	684,197	(456,835)
Net cash provided by (used in) discontinued financing activities				(21)	(50)
Net financing activities	33,606	(61,159)	(101,282)	684,176	(456,885)
Effect of exchange rate changes on cash and cash equivalents	(292)	632	490	(1,998)	(3,959)
Increase (decrease) in cash and cash equivalents	243,767	66,591	295,527	244,400	(2,562)
Cash and cash equivalents:
Beginning of year	549,897	254,370	254,370	9,970	12,532
End of year	793,664	320,961	549,897	254,370	9,970
Supplemental Cash Flow Disclosures:
Interest paid, excluding amounts capitalized	15,965	167	20,011	902	13,043
Income taxes paid	$ 1,293	$ 19,361	$ 294,702	$ 176,282	$ 142,931